SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of share capital

	2014		2013		2012

Authorized unlimited number of common shares Issued: (thousands)	Shares	Amount	Shares	Amount	Shares	Amount

Balance, beginning of year	202,758	$3,061,839	198,684	$2,997,682	181,159	$2,622,003
Issued for cash:
Public offerings	–	–	–	–	14,709	330,618
Dividend Reinvestment Plan	–	–	–	–	955	19,150
Stock Option Plan	1,944	31,350	1,042	14,838	68	1,180
Non-cash:
Stock Dividend Plan	1,030	21,835	3,032	46,211	1,793	23,612
Stock Option Plan	–	4,978	–	3,108	–	1,119

Balance, end of year	205,732	$3,120,002	202,758	$3,061,839	198,684	$2,997,682

Schedule of dividends

($ thousands)	2014	2013	2012

Cash dividends(1)	$199,263	$170,653	$277,948
Stock dividends	21,835	46,211	23,612

Dividends to shareholders	$221,098	$216,864	$301,560

(1)	Includes DRIP of $19.2 million in 2012. The DRIP was discontinued in 2012 and has no impact on 2014 or 2013 cash dividends.

Summary of share-based compensation expense which is included in General and Administrative expense on the Consolidated Income Statements

($ thousands)	2014	2013	2012

Cash:
Long-term incentive plans (recovery)/expense	$(1,220)	$23,262	$5,618
Non-Cash:
Long-term incentive plans expense	9,349	–	–
Stock Option Plan expense	4,137	9,213	10,297
Equity swap (gain)/loss	9,282	(5,450)	(412)

Share-based compensation expense	$21,548	$27,025	$15,503

Schedule of PSU, RSU and DSU activity

	Cash-settled LTI Plans			Equity-settled LTI Plans
For the year ended December 31, 2014 (thousands of units)	PSU	RSU	DSU	PSU	RSU	Total

Balance, beginning of year	650	821	99	–	–	1,570
Granted	–	8	47	560	849	1,464
Vested	(224)	(376)	(24)	–	–	(624)
Forfeited	(20)	(55)	–	(50)	(74)	(199)

Balance, end of year	406	398	122	510	775	2,211

Summary of assumptions used to estimate the fair value of share-based compensation

Weighted average for the year	December 31, 2014(2)	December 31, 2013	December 31, 2012

Dividend yield(1)	N/A	8.0%	8.2%
Volatility(1)	N/A	27.80%	28.35%
Risk-free interest rate	N/A	1.51%	1.35%
Forfeiture rate	N/A	10.0%	10.0%
Expected life	N/A	4.5 years	4.5 years

(1)	Reflects the expected dividend yield and volatility of Enerplus shares over the expected life of the option.
(2)	The Company suspended stock option grants in 2014.

Schedule of the stock option plan activity for the period

Year ended December 31, 2014	Number of Options (thousands)	Weighted Average Exercise Price

Options outstanding, beginning of year	13,414	$18.65
Granted	–	–
Exercised	(1,944)	16.12
Forfeited	(641)	19.60
Expired	(461)	27.84

Options outstanding, end of year	10,368	$18.65

Options exercisable, end of year	5,748	$20.99

Summary of the Paid-in Capital activity

($ thousands)	2014	2013	2012

Balance, beginning of year	$38,398	$32,293	$23,115
Stock Option Plan – exercised	(4,978)	(3,108)	(1,119)
Stock Option Plan – expensed	13,486	9,213	10,297

Balance, end of year	$46,906	$38,398	$32,293

Schedule of net income/(loss) per share

(thousands, except per share amounts)	2014	2013	2012

Net income/(loss)	$299,076	$47,976	$(270,697)
Weighted average shares outstanding – Basic	204,510	200,567	195,633
Dilutive impact of share-based compensation(1)	2,914	837	–

Weighted average shares outstanding – Diluted	207,424	201,404	195,633

Net income/(loss) per share
Basic	1.46	0.24	(1.38)
Diluted	1.44	0.24	(1.38)

(1)	For the year ended December 31, 2012 the impact of share-based compensation was anti-dilutive as a conversion to shares would not increase the loss per share.

Long-term incentive plans expense non-cash
Schedule of PSU, RSU and DSU activity

At December 31, 2014 ($ thousands, except for years)	PSU(1)	RSU	Total

Cumulative recognized share-based compensation expense	$2,239	$6,963	$9,202
Unrecognized share-based compensation expense	5,273	6,350	11,623

Fair value	$7,512	$13,313	$20,825

Weighted-average remaining contractual term (years)	2.0	1.5

(1)	Includes estimated performance multipliers.

Long-term incentive plans (recovery)/expense
Schedule of PSU, RSU and DSU activity

At December 31, 2014 ($ thousands, except for years)	PSU(1)	RSU	DSU	Total

Cumulative recognized share-based compensation expense	$8,051	$5,098	$1,953	$15,102
Unrecognized share-based compensation expense	2,698	987	–	3,685

Intrinsic value	$10,749	$6,085	$1,953	$18,787

Weighted-average remaining contractual term (years)	0.8	0.5	–

(1)	Includes estimated performance multipliers.